Goodwill and Intangibles, Net - Goodwill (Details) $ in Thousands	6 Months Ended
Dec. 31, 2022 USD ($)
Goodwill and Intangibles, Net
Goodwill:	$ 79,903
Additions to Goodwill	7,248
Goodwill, Net	$ 87,151